Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	7 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	[1]
Expenses
Sponsor fees	$ 6	$ 9
Total expenses	6	9
Net investment loss	(6)	(9)	[2]
Net realized gain (loss) from:
Gold bullion sold to pay expenses
Gold bullion distributed for the redemption of Shares			[2]
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)	157	147	[2]
Net realized and unrealized gain (loss)	157	147
Net increase (decrease) in net assets resulting from operations	$ 152	$ 138
Net increase (decrease) in net assets per share	$ 1.74	$ 2.41
Weighted average number of shares	87	57

[1]	Operations commenced on August 24, 2017. See Note 1.
[2]	No comparative has been provided as operations commenced on August 24, 2017. See Note 1.